ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 11 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following:

	(in thousands)
	December 31, 2022	December 31, 2021

Accounts Payable	$12,990	$15,629
Tax Liabilities	1,018	4,865
Accrued Payroll and Benefits	628	1,327
Current Lease Liabilities	1,996	3,041
Accrued Interest	2,113	833
Other Accrued Expenses	665	4,543

Total Accounts Payable and Accrued Expenses	$19,410	$30,238